Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Adviser Series
Entity Central Index Key	0001707560
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000228384
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Market Neutral Fund
Class Name	Class A Shares
Trading Symbol	QAMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Market Neutral Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$245	2.33%

Expenses Paid, Amount	$ 245
Expense Ratio, Percent	2.33%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the ICE 3-Month US Treasury Bill Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation while limiting exposure to general stock market risk.

Top Contributors to Performance

  A net short position in and strong stock selection among companies with flat or worsening earnings to price ratios and negative analyst conviction contributed positively to Fund relative performance.

  By sector, net stock selection in Consumer Discretionary, Financials and Consumer Staples aided performance.

  Top individual Fund holdings that contributed positively to performance included long positions in Five Below, Inc. and GE Vernova, Inc. and a short position in Strategy, Inc.

Top Detractors from Performance

  Poor stock selection among companies with strong one-year returns, positive analyst conviction and flat or improving earnings to price ratios detracted from Fund relative performance.

  By sector, net stock selection in Information Technology detracted from performance.

  Top individual Fund holdings that detracted from performance were short positions in Advanced Micro Devices, Inc. and Nextpower, Inc. and a long position in Enphase Energy, Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A Shares with sales load	Russell 3000® Index	ICE 3-Month US Treasury Bill Index	Morningstar Equity Market Neutral Funds Category Average
12/31/2015	$9,451	$10,000	$10,000	$10,000
12/31/2016	$9,764	$11,274	$10,033	$10,120
12/31/2017	$10,512	$13,656	$10,119	$10,466
12/31/2018	$9,911	$12,940	$10,308	$10,442
12/31/2019	$11,027	$16,954	$10,543	$10,446
12/31/2020	$10,584	$20,495	$10,614	$9,903
12/31/2021	$13,043	$25,754	$10,619	$10,612
12/31/2022	$14,241	$20,808	$10,773	$11,253
12/31/2023	$14,911	$26,209	$11,314	$11,849
12/31/2024	$17,495	$32,448	$11,908	$12,911
12/31/2025	$19,245	$38,012	$12,405	$13,819

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	3.97%	11.43%	6.77%
Class A Shares without sales load	10.00%	12.70%	7.37%
Russell 3000® Index	17.15%	13.15%	14.28%
ICE 3-Month US Treasury Bill Index	4.18%	3.17%	2.18%
Morningstar Equity Market Neutral Funds Category Average	7.09%	6.80%	3.24%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 1,935,622,332
Holdings Count | Holding	405
Advisory Fees Paid, Amount	$ 11,995,082
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,935,622,332 Number of Investments405 Portfolio Turnover62% Total Advisory Fees Paid$11,995,082
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Securities Sold Short	(78.8%)
Cash Equivalents	10.7%
Collateral on Deposit for Securities Sold Short	81.7%
Common Stocks	84.7%

Top Sectors (% of Total Securities Sold Short)

Value	Value
Utilities	1.4%
Real Estate	3.2%
Communication Services	3.8%
Energy	4.3%
Materials	4.4%
Consumer Staples	4.4%
Industrials	11.2%
Consumer Discretionary	14.9%
Health Care	16.2%
Financials	16.2%
Information Technology	20.0%

Material Fund Change [Text Block]
C000228383
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Market Neutral Fund
Class Name	Institutional Shares
Trading Symbol	QQMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Market Neutral Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$220	2.09%

Expenses Paid, Amount	$ 220
Expense Ratio, Percent	2.09%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the ICE 3-Month US Treasury Bill Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation while limiting exposure to general stock market risk.

Top Contributors to Performance

  A net short position in and strong stock selection among companies with flat or worsening earnings to price ratios and negative analyst conviction contributed positively to Fund relative performance.

  By sector, net stock selection in Consumer Discretionary, Financials and Consumer Staples aided performance.

  Top individual Fund holdings that contributed positively to performance included long positions in Five Below, Inc. and GE Vernova, Inc. and a short position in Strategy, Inc.

Top Detractors from Performance

  Poor stock selection among companies with strong one-year returns, positive analyst conviction and flat or improving earnings to price ratios detracted from Fund relative performance.

  By sector, net stock selection in Information Technology detracted from performance.

  Top individual Fund holdings that detracted from performance were short positions in Advanced Micro Devices, Inc. and Nextpower, Inc. and a long position in Enphase Energy, Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Russell 3000® Index	ICE 3-Month US Treasury Bill Index	Morningstar Equity Market Neutral Funds Category Average
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,353	$11,274	$10,033	$10,120
12/31/2017	$11,146	$13,656	$10,119	$10,466
12/31/2018	$10,521	$12,940	$10,308	$10,442
12/31/2019	$11,728	$16,954	$10,543	$10,446
12/31/2020	$11,289	$20,495	$10,614	$9,903
12/31/2021	$13,882	$25,754	$10,619	$10,612
12/31/2022	$15,195	$20,808	$10,773	$11,253
12/31/2023	$15,949	$26,209	$11,314	$11,849
12/31/2024	$18,754	$32,448	$11,908	$12,911
12/31/2025	$20,680	$38,012	$12,405	$13,819

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	10.27%	12.87%	7.54%
Russell 3000® Index	17.15%	13.15%	14.28%
ICE 3-Month US Treasury Bill Index	4.18%	3.17%	2.18%
Morningstar Equity Market Neutral Funds Category Average	7.09%	6.80%	3.24%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 1,935,622,332
Holdings Count | Holding	405
Advisory Fees Paid, Amount	$ 11,995,082
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,935,622,332 Number of Investments405 Portfolio Turnover62% Total Advisory Fees Paid$11,995,082
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Securities Sold Short	(78.8%)
Cash Equivalents	10.7%
Collateral on Deposit for Securities Sold Short	81.7%
Common Stocks	84.7%

Top Sectors (% of Total Securities Sold Short)

Value	Value
Utilities	1.4%
Real Estate	3.2%
Communication Services	3.8%
Energy	4.3%
Materials	4.4%
Consumer Staples	4.4%
Industrials	11.2%
Consumer Discretionary	14.9%
Health Care	16.2%
Financials	16.2%
Information Technology	20.0%

Material Fund Change [Text Block]